Debt - Principal Payments on Outstanding Debt (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 30, 2013	Dec. 29, 2012	Dec. 31, 2011
Proforma Debt Instrument [Line Items]
2013		$ 48,926
2014		26,958
2015		713,122
2016		197,327
2017		2,812,653
Thereafter		1,006,323
Total debt	$ 4,836,814	$ 4,805,309	$ 4,640,958